Related Party Transactions - Related Account Balances of Significant Transactions Between the Controlling Company and Related Parties (Detail) - Posco [member] - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	₩ 148,415	₩ 120,699
Other receivables	344,070	226,609
Total receivables	492,485	347,308
Accounts payable	15,784	19,588
Other payables	33,842	25,884
Total payables	49,626	45,472
SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	334	94
Total receivables	334	94
Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		23,400
Other receivables	88,008
Total receivables	88,008	23,400
FQM Australia Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Other receivables	218,900	202,562
Total receivables	218,900	202,562
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	195	190
Other receivables	560	761
Total receivables	755	951
Accounts payable		74
Total payables		74
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	529	23,684
Other receivables	307,468	203,323
Total receivables	307,997	227,007
Accounts payable		74
Total payables		74
POSCO [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	110,913	75,343
Other receivables	19,666	6,600
Total receivables	130,579	81,943
Accounts payable	3,937	5,678
Other payables	32,901	14,663
Total payables	36,838	20,341
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	9,262	3,808
Other receivables	1,714	660
Total receivables	10,976	4,468
Other payables	170
Total payables	170
POSCO STEELEON Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,063	818
Total receivables	1,063	818
POSCO DX (formerly, POSCO ICT) [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	1,574	687
Total receivables	1,574	687
Accounts payable	1,434	859
Other payables	423	705
Total payables	1,857	1,564
POSCO FUTURE M CO., LTD. (formerly, POSCO CHEMICAL CO., LTD) [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	14,299	8,550
Other receivables	463
Total receivables	14,762	8,550
Other payables	31	5,086
Total payables	31	5,086
eNtoB Corporation [member]
Disclosure of transactions between related parties [line items]
Accounts payable	1,391
Other payables	3
Total payables	1,394
POSCO ENERGY CO., LTD. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable		3,400
Other receivables		462
Total receivables		3,862
Other payables		1,593
Total payables		1,593
POSCO Mobility Solution Corporation [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	981	489
Total receivables	981	489
POSCO INTERNATIONAL CORPORATION [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	6,449	2,002
Other receivables	25
Total receivables	6,474	2,002
Other payables	163	502
Total payables	163	502
Qingdao Pohang Stainless Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Accounts payable		122
Total payables		122
POSCO Maharashtra Steel Private Limited [member]
Disclosure of transactions between related parties [line items]
Other receivables		466
Total receivables		466
Accounts payable		486
Total payables		486
POSCO ASSAN TST STEEL INDUSTRY Inc. [member]
Disclosure of transactions between related parties [line items]
Other receivables		513
Total receivables		513
Accounts payable		104
Total payables		104
PT. KRAKATAU POSCO [member]
Disclosure of transactions between related parties [line items]
Other receivables	3,582	8,967
Total receivables	3,582	8,967
Accounts payable		391
Total payables		391
Others [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	3,345	1,918
Other receivables	11,152	5,618
Total receivables	14,497	7,536
Accounts payable	9,022	11,874
Other payables	151	3,335
Total payables	9,173	15,209
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	147,886	97,015
Other receivables	36,602	23,286
Total receivables	184,488	120,301
Accounts payable	15,784	19,514
Other payables	33,842	25,884
Total payables	₩ 49,626	₩ 45,398